Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 2.3%
142,854	(1)	Imax Corp.	$2,954,221	1.0
40,177	(1)	Ziff Davis, Inc.	4,041,806	1.3
			6,996,027	2.3

		Consumer Discretionary: 11.8%
43,291	(1)	Academy Sports & Outdoors, Inc.	1,401,330	0.5
85,277	(1)	Arhaus, Inc.	569,650	0.2
147,336	(1)	Bloomin Brands, Inc.	3,625,939	1.2
36,059	(1)	Boyd Gaming Corp.	2,558,025	0.8
47,956	(1)	Callaway Golf Co.	1,186,431	0.4
21,613	(1)	Capri Holdings Ltd.	1,464,065	0.5
85,644		Dana, Inc.	1,594,691	0.5
62,145		Kohl's Corp.	3,456,505	1.2
20,711		Kontoor Brands, Inc.	1,026,023	0.3
15,202		LCI Industries	1,892,953	0.6
139,034	(1)	Lindblad Expeditions Holdings, Inc.	2,465,073	0.8
7,638		Lithia Motors, Inc.	2,603,183	0.9
20,471		Marriott Vacations Worldwide Corp.	3,289,076	1.1
117,072	(1)	Mattel, Inc.	2,924,459	1.0
225,023	(1)	Modine Manufacturing Co.	2,272,732	0.8
17,454		Signet Jewelers Ltd.	1,230,507	0.4
62,288	(1)	Taylor Morrison Home Corp.	1,837,496	0.6
			35,398,138	11.8

		Consumer Staples: 2.3%
11,559		Casey's General Stores, Inc.	2,174,017	0.7
86,078	(1)	Performance Food Group Co.	4,823,811	1.6
			6,997,828	2.3

		Energy: 5.4%
90,409		APA Corp.	3,221,273	1.1
49,677	(2)	Civitas Resources, Inc.	2,507,198	0.8
126,451		Marathon Oil Corp.	2,852,735	1.0
64,005		Matador Resources Co.	3,174,648	1.1
93,359		Ovintiv, Inc.	4,280,510	1.4
			16,036,364	5.4

		Financials: 18.3%
50,106		Atlantic Union Bankshares Corp.	2,035,807	0.7
89,442		BankUnited, Inc.	3,953,336	1.3
16,412		Capstar Financial Holdings, Inc.	351,217	0.1
56,400		ConnectOne Bancorp, Inc.	1,861,200	0.6
118,639		Eastern Bankshares, Inc.	2,593,449	0.9
128,511		First Horizon Corp.	3,017,438	1.0
33,019	(1)	Focus Financial Partners, Inc.	1,652,271	0.6
9,775		Kinsale Capital Group, Inc.	2,050,404	0.7
26,798	(1)	Metropolitan Bank Holding Corp.	2,740,095	0.9
110,643		OFG Bancorp	3,117,920	1.0
36,064		Origin Bancorp, Inc.	1,665,436	0.6
96,116		Pacific Premier Bancorp, Inc.	3,720,650	1.2
60,028		PacWest Bancorp	2,966,584	1.0
29,300	(1)	Palomar Holdings, Inc.	1,887,799	0.6
26,908		Pinnacle Financial Partners, Inc.	2,719,861	0.9
112,096		Provident Financial Services, Inc.	2,660,038	0.9
120,715		Radian Group, Inc.	2,885,088	1.0
24,995		RLI Corp.	2,536,992	0.9
876		Signature Bank	302,124	0.1
12,733	(1)	Silvergate Capital Corp.	1,630,843	0.5
49,823		Stifel Financial Corp.	3,661,990	1.2
28,533	(1)	Texas Capital Bancshares, Inc.	1,900,298	0.6
31,724	(1)	Third Coast Bancshares, Inc.	738,217	0.2
22,498		Wintrust Financial Corp.	2,235,401	0.8
			54,884,458	18.3

		Health Care: 13.0%
68,541	(1)	Acadia Healthcare Co., Inc.	3,886,960	1.3
26,206	(1)	Addus HomeCare Corp.	2,228,558	0.8
84,044		Encompass Health Corp.	5,548,585	1.9
53,442		Ensign Group, Inc.	4,491,266	1.5
96,021	(1)	Envista Holdings Corp.	4,609,008	1.5
25,726	(1)	Integer Holdings Corp.	2,157,640	0.7
22,870	(1)	ModivCare, Inc.	2,698,660	0.9
56,488	(1)	NuVasive, Inc.	3,057,130	1.0
14,024	(1)	Omnicell, Inc.	1,813,023	0.6
70,604		Owens & Minor, Inc.	3,117,167	1.0
56,615		Premier, Inc.	2,034,743	0.7
140,154		Select Medical Holdings Corp.	3,244,565	1.1
			38,887,305	13.0

		Industrials: 16.9%
105,546		Aerojet Rocketdyne Holdings, Inc.	4,089,907	1.4
58,073	(1)	Air Transport Services Group, Inc.	1,829,880	0.6
14,697		Alamo Group, Inc.	2,044,500	0.7
51,641	(1)	Alaska Air Group, Inc.	2,899,126	1.0
46,904		Altra Industrial Motion Corp.	1,992,013	0.7
10,832	(1)	ASGN, Inc.	1,200,077	0.4
40,794	(1)	Builders FirstSource, Inc.	3,035,889	1.0
15,029	(1)	BWX Technologies, Inc.	788,935	0.3
25,025	(1)	Casella Waste Systems, Inc.	1,886,885	0.6
17,244		Curtiss-Wright Corp.	2,543,835	0.9
31,798		EMCOR Group, Inc.	3,673,941	1.2
16,400		GATX Corp.	1,748,732	0.6
20,926	(1)	GXO Logistics, Inc.	1,756,319	0.6
9,342		Heidrick & Struggles International, Inc.	399,370	0.1
90,538		Hillenbrand, Inc.	4,319,568	1.4
14,350		ICF International, Inc.	1,271,697	0.4
17,053		John Bean Technologies Corp.	1,933,299	0.6

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
26,733		Knight-Swift Transportation Holdings, Inc.	$1,456,414	0.5
49,996		Mantech International Corp.	4,168,167	1.4
16,610	(1)	Mercury Systems, Inc.	1,000,254	0.3
14,257		Regal Rexnord Corp.	2,286,110	0.8
18,981		Shyft Group, Inc./The	767,022	0.3
33,204		Werner Enterprises, Inc.	1,443,046	0.5
53,199	(1)	WillScot Mobile Mini Holdings Corp.	1,890,160	0.6
			50,425,146	16.9

		Information Technology: 15.9%
77,439	(1)	ACI Worldwide, Inc.	2,595,755	0.9
93,576	(1)	Avaya Holdings Corp.	1,288,541	0.4
22,994		Badger Meter, Inc.	2,285,833	0.8
77,948	(1)	Cohu, Inc.	2,430,419	0.8
51,033	(1)	Commvault Systems, Inc.	3,210,486	1.1
8,894		Concentrix Corp.	1,777,822	0.6
65,683		CSG Systems International, Inc.	4,053,955	1.3
229,814	(1)	Diebold Nixdorf, Inc.	1,999,382	0.7
5,998	(1)	Envestnet, Inc.	448,770	0.1
29,360	(1)	Euronet Worldwide, Inc.	3,764,833	1.3
41,175		EVERTEC, Inc.	1,661,823	0.6
133,954	(1)	Harmonic, Inc.	1,247,112	0.4
106,413	(1)	Knowles Corp.	2,317,675	0.8
14,495		MKS Instruments, Inc.	2,182,947	0.7
18,009	(1)	Onto Innovation, Inc.	1,552,556	0.5
17,659		Power Integrations, Inc.	1,589,310	0.5
27,578	(1)	Semtech Corp.	1,913,362	0.6
117,624	(1)	SMART Global Holdings, Inc.	3,228,779	1.1
40,001	(1)	Super Micro Computer, Inc.	1,571,639	0.5
10,242	(1)	Tenable Holdings, Inc.	553,826	0.2
49,019	(1)	Ultra Clean Holdings, Inc.	2,245,560	0.7
22,305	(1)	WEX, Inc.	3,758,615	1.3
			47,679,000	15.9

		Materials: 5.8%
54,771		Avient Corp.	2,869,453	1.0
71,011	(1)	Cleveland-Cliffs, Inc.	1,587,806	0.5
48,565		Commercial Metals Co.	1,872,181	0.6
126,228		Glatfelter Corp.	1,734,373	0.6
114,184		HudBay Minerals, Inc.	930,599	0.3
39,547	(1)	Ingevity Corp.	2,698,292	0.9
16,638		Minerals Technologies, Inc.	1,164,493	0.4
26,047		Sensient Technologies Corp.	2,139,240	0.7
72,931	(1)	Summit Materials, Inc.	2,276,906	0.8
			17,273,343	5.8

		Real Estate: 6.1%
45,100		American Assets Trust, Inc.	1,648,856	0.5
47,101		CubeSmart	2,270,739	0.8
205,591	(1)	Cushman & Wakefield PLC	4,506,555	1.5
83,732		Easterly Government Properties, Inc.	1,743,300	0.6
59,322		EPR Properties	2,954,236	1.0
130,313		Kite Realty Group Trust	2,857,764	1.0
24,044	(1)	Ryman Hospitality Properties	2,118,517	0.7
			18,099,967	6.1

		Utilities: 1.6%
34,010		Black Hills Corp.	2,380,360	0.8
16,022		NorthWestern Corp.	969,010	0.3
30,862		Portland General Electric Co.	1,566,864	0.5
			4,916,234	1.6

	Total Common Stock
	(Cost $297,261,730)		297,593,810	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Repurchase Agreements: 0.8%
1,000,000	(3)	Bank of America Inc., Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.500%-4.500%, Market Value plus accrued interest $1,020,000, due 02/01/32-03/01/52)	1,000,000	0.3
385,230	(3)	Nomura Securities, Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $385,231, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $392,935, due 04/15/23-02/01/52)	385,230	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,020,000, due 03/24/22-01/01/60)	1,000,000	0.4

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)

	Total Repurchase Agreements
	(Cost $2,385,230)	$2,385,230	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
7,344,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $7,344,000)	7,344,000	2.5

	Total Short-Term Investments
	(Cost $9,729,230)	9,729,230	3.3

	Total Investments in Securities (Cost $306,990,960)	$307,323,040	102.7
	Liabilities in Excess of Other Assets	(8,090,209)	(2.7)
	Net Assets	$299,232,831	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Common Stock*	$297,593,810	$–	$–	$297,593,810
Short-Term Investments	7,344,000	2,385,230	–	9,729,230
Total Investments, at fair value	$304,937,810	$2,385,230	$–	$307,323,040

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $307,574,113.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$20,058,178
Gross Unrealized Depreciation	(20,309,280)

Net Unrealized Depreciation	$(251,102)